Significant Accounting Policies (Details) - Schedule of outlines the currency exchange rates	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Outlines The Currency Exchange Rates [Abstract]
Year-end spot rate	6.7114	6.4601	7.0795
Average rate	6.4661	6.6076	7.0293